Segment analysis (Tables)	12 Months Ended
Dec. 31, 2022
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Profit/(loss) for the year	237	(210)	111
Income tax charge (note 7)	19	22	29
Net finance (income)/expense (note 6)	(80)	235	70
Depreciation and amortization (notes 10, 11)	359	343	315
Exceptional operating items (note 5)	90	272	20
Adjusted EBITDA	625	662	545

Schedule of segment results

The segment results for the year ended December 31, 2022 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,963	2,726	4,689
Adjusted EBITDA	200	425	625
Capital expenditure	213	382	595
Segment assets	2,754	3,111	5,865

The segment results for the year ended December 31, 2021 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,838	2,217	4,055
Adjusted EBITDA	281	381	662
Capital expenditure	190	496	686
Segment assets	2,785	2,540	5,325

The segment results for the year ended December 31, 2020 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,599	1,852	3,451
Adjusted EBITDA	249	296	545
Capital expenditure	101	167	268
Segment assets	2,360	1,894	4,254

Schedule of revenue by geographic area

	Year ended
	December 31,
	2022	2021	2020
Revenue	$’m	$’m	$’m
U.S.	2,181	1,727	1,449
U.K	385	396	359
Brazil	549	439	352

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,937	10	16	1,963
Americas	–	2,178	548	2,726
Group	1,937	2,188	564	4,689

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2021:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,824	5	9	1,838
Americas	1	1,772	444	2,217
Group	1,825	1,777	453	4,055

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,581	3	15	1,599
Americas	1	1,499	352	1,852
Group	1,582	1,502	367	3,451

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Over time	3,747	3,160	2,610
Point in time	942	895	841
Total	4,689	4,055	3,451